Annual Total Returns - Fidelity® Low Volatility Factor ETF [BarChart] - 09.30 Fidelity Factor ETFs Combo PRO-08 - Fidelity® Low Volatility Factor ETF	Nov. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Sep. 12, 2016
Fidelity Low Volatility Factor ETF-Default
Bar Chart Table:
Annual Return 2017	19.96%
Annual Return 2018	0.54%
Annual Return 2019	30.45%
Annual Return 2020	12.43%